Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2023
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 4. Information concerning the Group’s Consolidated Operations

4.1 Revenues and other income

4.1.1 For the six-month period ended June 30

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2022 *	2023
	$ in thousands
From France	2,972	317
From USA	—	—
Revenues	2,972	317
Research tax credit	3,544	4,391
Subsidies and other	7	851
Other income	3,551	5,242
Total revenues and other income	6,523	5,560

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The decrease of revenues from France between the six months periods ended June 30, 2022 and 2023 reflects the recognition of two milestones related to Cellectis’ agreement with Cytovia Therapeutics, Inc (“Cytovia”) for $1.5 million and the recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with

Cellectis and the amendment to such license agreement (extension of its option term), each in 2022 while recognition of revenues for the six-month period ended June 30, 2023 is not material.

The increase in other income of $1.6 million between the six months periods ended June 30, 2022 and 2023 reflects an increase of research tax credit of $0.8 million due to an increase of eligible expenses, and the recognition of a $0.8 million income related to the grant and refundable advance agreement signed with Bpifrance (“BPI”) to partially support a R&D program related to Cellectis’ UCART 20x22. We received on June 19, 2023 a $0.9 million refundable advance payment from BPI. This refundable advance is accounted for as a government loan as defined by IAS 20. Because this loan bears a below market interest rate, we measured the fair value of the loan using a market interest rate and recognize as a grant the difference between the cash the cash received and the estimated fair value of the loan. The fair value of the loan on June 19, 2023 was $0.4 million, resulting in a grant of $0.5 million. We recognized this $0.5 million grant in profit and loss of the six-month period ended June 30, 2023, in addition to the $0.3 million contractual grant, as the subsidized expenses have been incurred and the contractual conditions for obtaining the subsidy have been met.

Revenues by nature

	For the six-month period ended June 30,
	2022 *	2023
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	2,530	—
Collaboration agreements	2,530	—
Licenses	276	264
Products & services	166	53
Total revenues	2,972	317

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The Company did not recognize any revenue from collaboration agreements for the six-month period ended June 30, 2023, while recognition of other revenues for the six-month period ended June 30, 2022 mainly reflects (ii) the recognition of two development milestones for an aggregate of $1.5 million in connection with the Research Collaboration and License Agreement entered into between Cellectis and Cytovia on February 21, 2021, as amended from time to time (the “Cytovia Agreement”), and (iii) the recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with Cellectis and the amendment to such license agreement (extension of its option term).

Revenues related to licenses include royalties received under our various license agreements.

4.1.2 For the three-month period ended June 30

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2022 *	2023
	$ in thousands
From France	1,307	178
From USA	—	—
Revenues	1,307	178
Research tax credit	1,416	1,275
Subsidies and other	0	547
Other income	1,416	1,823
Total revenues and other income	2,723	2,001

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The Company did not recognize any revenue from collaboration agreements for the three-month period ended June 30, 2023, while recognition of other revenues for the three-month period ended June 30, 2022 mainly reflects recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with Cellectis and the amendment to such license agreement (extension of its option term).

The increase in other income of $0.4 million between the three months periods ended June 30, 2022 and 2023 reflects the recognition of a $0.5 million grant related to the refundable advance received from BPI, as described in note 4.1.1 above.

Revenues by nature

	For the three-month period ended June 30,
	2022 *	2023
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	998	—
Collaboration agreements	998	—
Licenses	158	157
Products & services	150	22
Total revenues	1,307	178

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The company did not recognize any revenue from collaboration agreements for the three-month period ended June 30, 2023, while recognition of other revenues for the three-month period ended June 30, 2022 mainly reflects recognition of $1.0 million related to the change of control of a licensee pursuant to the terms of its license agreement with Cellectis and the amendment to such license agreement (extension of its option term).

Revenues related to licenses include royalties received under our various license agreements.

4.2 Operating expenses

4.2.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Cost of revenue	2022 *	2023

Cost of goods sold	0	—
Royalty expenses	(714)	(389)
Cost of revenue	(714)	(389)

	For the six-month period ended June 30,
Research and development expenses	2022 *	2023

Wages and salaries	(21,161)	(17,520)
Social charges on stock option grants	32	(181)
Non-cash stock-based compensation expense	(3,134)	(2,289)
Personnel expenses	(24,263)	(19,990)
Purchases and external expenses	(19,113)	(15,009)
Other	(8,854)	(8,227)
Total research and development expenses	(52,231)	(43,225)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2022 *	2023

Wages and salaries	(3,226)	(2,983)
Social charges on stock option grants	(39)	(81)
Non-cash stock-based compensation expense	(1,193)	(977)
Personnel expenses	(4,458)	(4,041)
Purchases and external expenses	(5,034)	(3,426)
Other	(1,400)	(1,447)
Total selling, general and administrative expenses	(10,893)	(8,914)

	For the six-month period ended June 30,
Personnel expenses	2022 *	2023

Wages and salaries	(24,387)	(20,503)
Social charges on stock option grants	(8)	(263)
Non-cash stock-based compensation expense	(4,327)	(3,265)
Total personnel expenses	(28,722)	(24,031)

	For the six-month period ended June 30,
	2022 *	2023
Other operating income (expenses)	774	(83)

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The decrease in total operating expenses of $10.5 million from the six-month period ended June 30, 2022 to the six-month period ended June 30, 2023 resulted primarily from (i) a decrease of $6.3 million in purchases, external expenses and other, due to continuing internalization of manufacturing and quality control activities (ii) a decrease of $3.9 million in wages due to headcount reduction, (iii) a decrease of $1.1 million in non-cash stock based compensation expense and (iv) a decrease of $0.3 million in cost of revenues due to the diminution of milestones recognition, partially offset by a (i) a decrease of other operating income of $0.9 million and (ii) a $0.3 million increase in social charges on stock option grants expenses.

4.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2022 *	2023

Cost of goods sold	0	—
Royalty expenses	(329)	(55)
Cost of revenue	(329)	(55)

	For the three-month period ended June 30,
Research and development expenses	2022 *	2023

Wages and salaries	(10,003)	(8,463)
Social charges on free shares and stock option grants	39	(47)
Non-cash stock-based compensation expense	(1,454)	(1,186)
Personnel expenses	(11,419)	(9,696)
Purchases and external expenses	(9,847)	(8,352)
Other	(4,364)	(4,097)
Total research and development expenses	(25,630)	(22,144)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2022 *	2023

Wages and salaries	(1,593)	(1,480)
Social charges on free shares and stock option grants	7	(7)
Non-cash stock-based compensation expense	(557)	(460)
Personnel expenses	(2,142)	(1,947)
Purchases and external expenses	(2,019)	(1,284)
Other	(669)	(719)
Total selling, general and administrative expenses	(4,830)	(3,950)

	For the three-month period ended June 30,
Personnel expenses	2022 *	2023

Wages and salaries	(11,596)	(9,943)
Social charges on free shares and stock option grants	46	(54)
Non-cash stock-based compensation expense	(2,011)	(1,646)
Total personnel expenses	(13,561)	(11,643)

	For the three-month period ended June 30,
	2022 *	2023
Other operating income (expenses)	753	490

* These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)

The decrease in total operating expenses of $4.4 million from the three-month period ended June 30, 2022 to the three-month period ended June 30, 2023 resulted primarily from (i) a decrease of $2.5 million in purchases, external expenses and other, due to continuing internalization of manufacturing and quality control activities (ii) a decrease of $1.7 million in wages due to headcount reduction, (iii) a decrease of $0.4 million in non-cash stock based compensation expense, (iv) a decrease of $0.3 million in cost of revenues due to the diminution of milestones recognition partially offset by (i) a $0.1 million increase in social charges on stock option grants expenses and (ii) a decrease of $0.3 million in other operating income.

4.3 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

For the six-month period ended June 30, 2023, Cellectis’ CODM is composed of:

•
The Chief Executive Officer;
•
The Executive Vice President CMC and Manufacturing;
•
The Senior Vice President of US Manufacturing;
•
The Chief Scientific Officer;
•
The Chief Financial Officer
•
The General Counsel;
•
The Chief Business Officer;
•
The Chief Regulatory & Pharmaceutical Compliance Officer;
•
The Chief Medical Officer; and
•
The Chief Human Resources Officer.

Until May 31, 2023, we viewed our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development of (i) gene-edited allogeneic Chimeric Antigen Receptor T-cells product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem and progenitor cells (HSPC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.
•
Plants: This segment is focused on using Calyxt’s proprietary PlantSpringTM technology platform to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt’s diversified product offerings will primarily be delivered through its proprietary BioFactory™ production system. It corresponds to the activity of Calyxt. As of May 31, 2023, immediately prior the consummation of the Merger we owned a 48.0% equity interest in Calyxt. This segment is only related to assets held for sale until May 31, 2023. This segment is presented as assets held for sale as of December 31, 2022 and discontinued operations for the six-month period ended June 30, 2023 and 2022. All tables referring to the six-month period ended June 30, 2023 present Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023.

As from June 1, 2023 and the deconsolidation of Calyxt, the Therapeutics segment is the Group’s only reportable segment.

Following the consummation of the Merger, we view our operations and manage our business in a single operating and reportable segment corresponding to the Therapeutics segment.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.

The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.

Information related to each reportable segment is set out below. Segment revenues and other income, research and development expenses, selling, general and administrative expenses, and cost of revenue and other operating income and expenses, and adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.

Adjusted net income (loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because adjusted net income (loss) attributable to shareholders of Cellectis excludes non-cash stock-based compensation expense—a non-cash expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.

Net income (loss) by segment includes the impact of the transactions between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment for the six months period ended June 30, 2022 and 2023.

	For the six-month period ended June 30, 2022			For the six-month period ended June 30, 2023
$ in thousands	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments

External revenues	73	2,972	3,045	43	317	360
External other income	—	3,551	3,551	—	5,242	5,242
External revenues and other income	73	6,523	6,596	43	5,560	5,602
Cost of revenue	(0)	(714)	(714)	(63)	(389)	(451)
Research and development expenses	(6,297)	(52,231)	(58,527)	(3,487)	(43,225)	(46,712)
Selling, general and administrative expenses	(6,801)	(10,893)	(17,695)	(2,313)	(8,914)	(11,227)
Other operating income and expenses	242	774	1,016	(1,251)	(83)	(1,334)
Total operating expenses	(12,856)	(63,064)	(75,920)	(7,113)	(52,612)	(59,725)
Operating income (loss) before tax	(12,783)	(56,541)	(69,324)	(7,070)	(47,053)	(54,123)
Net financial gain (loss)	5,900	9,213	15,113	(3,307)	11,580	8,273
Income tax	—	—	—	—	(258)	(258)
Net income (loss) from discontinued operations	(6,883)		(6,883)	(10,377)		(10,377)
Net income (loss)	(6,883)	(47,328)	(54,211)	(10,377)	(35,731)	(46,108)
Non-controlling interests	3,352	—	3,352	5,393	—	5,393
Net income (loss) attributable to shareholders of Cellectis	(3,531)	(47,328)	(50,858)	(4,984)	(35,731)	(40,715)
R&D non-cash stock-based expense attributable to shareholder of Cellectis	216	3,134	3,349	188	1,900	2,088
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	789	1,193	1,982	599	1,366	1,965
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,005	4,327	5,331	788	3,265	4,053
Adjusted net income (loss) attributable to shareholders of Cellectis	(2,526)	(43,001)	(45,527)	(4,196)	(32,465)	(36,662)
Depreciation and amortization	(1,316)	(9,434)	(10,749)	(7)	(8,875)	(8,882)
Additions to tangible and intangible assets	671	1,452	2,123	21	536	556

Details of key performance indicators by reportable segment for the three months period ended June, 30, 2022 and 2023.

	For the three-month period ended June 30, 2022			For the three-month period ended June 30, 2023
$ in thousands	Plants (discontinued operations)	Therapeutics	Total reportable segments	Plants (discontinued operations)	Therapeutics	Total reportable segments

External revenues	42	1,307	1,348	1	178	179
External other income	—	1,416	1,416	—	1,823	1,823
External revenues and other income	42	2,723	2,765	1	2,001	2,002
Cost of revenue	0	(329)	(329)	(63)	(55)	(118)
Research and development expenses	(3,419)	(25,630)	(29,048)	(1,322)	(22,144)	(23,467)
Selling, general and administrative expenses	(3,585)	(4,830)	(8,415)	(976)	(3,950)	(4,927)
Other operating income and expenses	198	753	951	(1,074)	490	(584)
Total operating expenses	(6,806)	(30,036)	(36,842)	(3,435)	(25,660)	(29,095)
Operating income (loss) before tax	(6,764)	(27,313)	(34,077)	(3,434)	(23,659)	(27,093)
Financial gain (loss)	6,322	8,301	14,623	(2,213)	15,982	13,769
Income tax	—	—	—	—	(258)	(258)
Net income (loss) from discontinued operations	(442)		(442)	(5,647)		(5,647)
Net income (loss)	(442)	(19,012)	(19,454)	(5,647)	(7,935)	(13,583)
Non controlling interests	506	—	506	(2,935)	—	(2,935)
Net income (loss) attributable to shareholders of Cellectis	64	(19,012)	(18,946)	(2,712)	(7,935)	(10,648)
R&D non-cash stock-based expense attributable to shareholder of Cellectis	226	1,454	1,681	103	797	900
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	447	557	1,003	326	849	1,174
Adjustment of share-based compensation attributable to shareholders of Cellectis	673	2,011	2,684	428	1,646	2,074
Adjusted net income (loss) attributable to shareholders of Cellectis	737	(17,001)	(16,264)	(2,284)	(6,289)	(8,573)
Depreciation and amortization	(608)	(4,500)	(5,108)	(12)	(4,419)	(4,431)
Additions to tangible and intangible assets	308	870	1,178	21	311	332

4.4 Financial income and expenses

4.4.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Financial income and expenses	2022	2023

Income from cash, cash equivalents and financial assets	311	1,441
Foreign exchange gains	8,310	9,248
Gain on fair value measurment	3,642	593
Other financial income	-	21,759
Financial income	12,263	33,041
Interest on financial liabilities	(176)	(690)
Foreign exchange losses	(878)	(2,278)
Loss on fair value measurment	(247)	(16,931)
Interest on lease liabilities	(1,748)	(1,561)
Other financial expenses	—	(1)
Financial expenses	(3,050)	(21,461)
Net financial gain (loss)	9,213	11,580

The increase in financial income of $20.8 million between the six-month periods ended June 30, 2022 and 2023 was mainly attributable to the profit from Calyxt’s deconsolidation of $21.8 million, an increase in gain from our financial investments of

$1.1 million, an increase in the foreign exchange gain of $0.9 million (from a $8.3 million gain in 2022 to a $9.2 million gain in 2023, of which $8.0 million are reclassified from OCIs pursuant to Calyxt’s deconsolidation), and a $0.4 million gain on change in fair value of the EIB warrants, partially offset by a $3.6 million decrease in gain on fair value of Cytovia’s note receivable (in addition to the $6.8 million loss recognized in financial expenses in 2023).

The increase in financial expenses of $18.4 million between the six-month periods ended June 30, 2022 and 2023 is mainly attributable to the loss in fair value on our retained investment in Calyxt since deconsolidation for $10.2 million, a $6.8 million decrease in the fair value of Cytovia’s note receivable, a $1.4 million increase in foreign exchange loss (from a $0.9 million loss in 2022 to a $2.3 million loss in 2023) and an increase of loan interest for $0.4 million related to the EIB loan.

4.4.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Financial income and expenses	2022	2023

Income from cash, cash equivalents and financial assets	205	761
Foreign exchange gains	6,146	9,216
Gain on fair value measurment	3,642	531
Other financial income	—	21,759
Financial income	9,992	32,266
Interest on financial liabilities	(111)	(573)
Foreign exchange losses	(592)	(1,289)
Loss on fair value measurment	(125)	(13,648)
Interest on lease liabilities	(863)	(774)
Other financial expenses	(0)	(0)
Financial expenses	(1,691)	(16,284)
Net financial gain (loss)	8,301	15,982

The increase in financial income of $22.3 million between the three-month periods ended June 30, 2022 and 2023 was mainly attributable to the profit from Calyxt’s deconsolidation of $21.8 million, an increase in gain from our financial investments of $0.6 million, an increase in the foreign exchange gain of $3.1 million (from a $6.1 million gain in 2022 to a $9.2 million gain in 2023, of which $8.0 million are reclassified from OCIs pursuant to Calyxt’s deconsolidation), and a $0.4 million gain on change in fair value of the EIB warrants, partially offset by a $3.6 million decrease in gain on fair value of Cytovia’s note receivable (in addition to the $3.5 million loss recognized in financial expenses in 2023).

The increase in financial expenses of $14.6 million between the six-month periods ended June 30, 2022 and 2023 is mainly attributable to the loss in fair value on our retained investment in Calyxt since deconsolidation for $10.2 million, a $3.5 million decrease in the fair value of Cytovia’s note receivable, a $0.7 million increase in foreign exchange loss (from a $0.6 million loss in 2022 to a $1.3 million loss in 2023) and an increase of loan interest for $0.4 million related to the EIB loan.